5. ACCOUNTS RECEIVABLE SOLD WITH RECOURSE	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE SOLD WITH RECOURSE

Pursuant to an agreement dated July 5, 2007, the Company has sold some of its Accounts Receivable to a financial institution with full recourse.  The financial institution retains a 15% portion of the proceeds from the receivable sales as reserves, which are released to the Company as the Receivables are collected.  The maximum commitment under this facility is $450,000, and is limited to receivables that are less than 31 days outstanding. The facility bears interest at 16% at June 30, 2013, and is secured by an unconditional guarantee of the Company and a first charge against the Accounts Receivable.  At June 30, 2013, the balance outstanding under the recourse contracts was $229,554 net of a hold back reserve of $152,282 (December 31, 2012, $229,706 net of a hold back reserve of $86,984).  Because of the Company’s credit policies, repossession losses and refunds in the event of default have not been significant and losses under the present recourse obligations are not expected to be significant, it is at least reasonably possible that the Company’s estimate will change within the near term.